PRODUCT WARRANTY PROVISION	12 Months Ended
Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
PRODUCT WARRANTY PROVISION

12. PRODUCT WARRANTY PROVISION

The movement of product warranty provision is as following:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
Balance at beginning of year	$-	$-	$-
Provision for new warranties	82,139	-	-
Foreign exchange adjustment	2,283	-	-
Balance at end of year	84,422	-	-
Less: Current portion	83,784	-	-
Non-current portion	$638	$-	$-

Warranty provisions are based upon historical experience. Changes in provisions related to pre-existing legacy products were made based on actual claims and intensive testing and analysis on the legacy products.